Deutsche Mid Cap Growth Fund
Deutsche Mid Cap Growth Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 39) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - Deutsche Mid Cap Growth Fund - USD ($)	Class A	Class B	Class C	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20	$ 20	$ 20	none	$ 20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Deutsche Mid Cap Growth Fund	Class A	Class B	Class C	INST Class	Class S
Management fee	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution/service (12b-1) fees	0.23%	0.99%	1.00%	none	none
Other expenses	0.37%	0.60%	0.40%	0.32%	0.33%
Total annual fund operating expenses	1.25%	2.24%	2.05%	0.97%	0.98%

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Deutsche Mid Cap Growth Fund - USD ($)	Class A	Class B	Class C	INST Class	Class S
1 Year	$ 695	$ 627	$ 308	$ 99	$ 100
3 Years	949	1,000	643	309	312
5 Years	1,222	1,400	1,103	536	542
10 Years	$ 1,999	$ 2,094	$ 2,379	$ 1,190	$ 1,201

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Deutsche Mid Cap Growth Fund - USD ($)	Class A	Class B	Class C	INST Class	Class S
1 Year	$ 695	$ 227	$ 208	$ 99	$ 100
3 Years	949	700	643	309	312
5 Years	1,222	1,200	1,103	536	542
10 Years	$ 1,999	$ 2,094	$ 2,379	$ 1,190	$ 1,201

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion. On or about February 10, 2016, all remaining Class B shares will automatically convert to Class A shares.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2015: 53%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in companies with market caps within the market capitalization range of the Russell Midcap® Growth Index or securities with equity characteristics that provide exposure to those companies. For purposes of this 80% investment limitation, the term assets is defined as net assets, plus the amount of any borrowings for investment purposes. While the market capitalization range of the Russell Midcap® Growth Index changes throughout the year, as of the most recent reconstitution date of the index prior to the date of this prospectus (June 26, 2015), companies in the index had a weighted average market capitalization of approximately $14.85 billion. The fund's equity investments are mainly common stocks, but may also include other types of equity securities such as preferred stocks or convertible securities. The fund may invest up to 20% of its assets in stocks and other securities of companies based outside the US, including those in emerging markets.

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Each portfolio manager has specific sector responsibilities, with investment discretion over securities within their sectors.

Company research is significant to the investment process. Portfolio management uses a "bottom-up" approach to picking securities, focusing on stocks portfolio management believes to be undervalued, but with fast-growing earnings and superior intermediate to long-term performance potential.

Portfolio management emphasizes individual selection of stocks of medium-sized companies across economic sectors, early in their growth cycles and which portfolio management believes to have the potential to be the blue chips of the future. Portfolio management generally seeks companies that it believes have a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

Portfolio management follows a disciplined selling process that seeks to lessen risk, and will normally sell a stock when its price reaches portfolio management's expectations or portfolio management believes that there is a material change in the company's fundamentals, other investments offer better opportunities or in an effort to readjust the weighted average market capitalization of the fund.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and the fund may have to sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	21.32%	June 30, 2009
Worst Quarter	-32.68%	December 31, 2008

Average Annual Total Returns (For periods ended 12/31/2015 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - Deutsche Mid Cap Growth Fund	Class Inception	1 Year	5 Years	10 Years
Class A | before tax	Jun. 28, 2002	(12.12%)	6.47%	4.18%
Class A | After tax on distributions		(14.78%)	5.19%	3.30%
Class A | After tax on distributions and sale of fund shares		(4.31%)	5.14%	3.44%
Class B | before tax	Jun. 28, 2002	(9.82%)	6.71%	3.95%
Class C | before tax	Jun. 28, 2002	(7.39%)	6.88%	3.97%
INST Class | before tax	Oct. 12, 1993	(6.50%)	8.05%	5.13%
Class S | before tax	Feb. 01, 2005	(6.49%)	8.03%	5.07%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		(0.20%)	11.54%	8.16%